UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Institutional Preferred Treasury Securities Money Market Fund

SEMI-ANNUAL REPORT

September 30, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Treasury Securities Money Market Fund from April 1, 2022 to September 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended September 30, 2022

	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$.50	$.75
Ending value (after expenses)	$1,006.20	$1,005.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended September 30, 2022

	Institutional Shares	Hamilton Shares
Expenses paid per $1,000†	$.51	$.76
Ending value (after expenses)	$1,024.57	$1,024.32
†

Expenses are equal to the fund’s annualized expense ratio of .10% for Institutional Shares and .15% for Hamilton Shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2022 (Unaudited)

U.S. Cash Management Bills - 14.1%	Annualized Yield (%)	Principal Amount ($)		Value ($)
10/18/2022	2.66	11,000,000	[a]	10,986,386
11/15/2022	2.79	9,000,000	[a]	8,969,125
12/6/2022	2.79	5,000,000	[a]	4,974,929
12/20/2022	2.95	10,000,000	[a]	9,935,778
12/27/2022	3.03	2,000,000	[a]	1,985,645
1/31/2023	3.52	3,000,000	[a]	2,964,399
Total U.S. Cash Management Bills (cost $39,816,262)				39,816,262
U.S. Treasury Bills - 64.0%
10/4/2022	1.41	1,000,000	[a]	999,884
10/11/2022	2.02	26,000,000	[a]	25,985,592
10/13/2022	1.69	10,000,000	[a]	9,994,433
10/20/2022	1.48	12,000,000	[a]	11,990,764
10/25/2022	2.70	10,000,000	[a]	9,982,267
10/27/2022	1.39	10,000,000	[a]	9,990,105
11/8/2022	2.81	15,000,000	[a]	14,956,221
11/17/2022	2.66	12,000,000	[a]	11,959,110
11/22/2022	2.90	20,000,000	[a]	19,917,811
11/25/2022	2.79	9,000,000	[a]	8,962,325
12/1/2022	0.23	4,000,000	[a]	3,998,441
12/15/2022	3.14	21,000,000	[a]	20,865,469
12/22/2022	2.77	8,000,000	[a]	7,950,436
12/29/2022	3.12	14,000,000	[a]	13,894,436
1/12/2023	2.74	3,000,000	[a]	2,976,954
1/19/2023	2.98	2,000,000	[a]	1,982,217
3/16/2023	3.57	3,000,000	[a]	2,952,067
3/23/2023	3.90	1,000,000	[a]	981,835
Total U.S. Treasury Bills (cost $180,340,367)				180,340,367
U.S. Treasury Floating Rate Notes - 21.7%
10/3/2022, 3 Month U.S. T-BILL -0.08%	3.22	9,000,000	[b]	8,995,243
10/3/2022, 3 Month U.S. T-BILL +0.03%	3.33	10,000,000	[b]	10,000,210
10/3/2022, 3 Month U.S. T-BILL +0.04%	3.33	5,000,000	[b]	5,000,000
10/3/2022, 3 Month U.S. T-BILL +0.04%	3.33	8,000,000	[b]	7,995,068
10/3/2022, 3 Month U.S. T-BILL +0.05%	3.35	5,000,000	[b]	5,000,279
10/3/2022, 3 Month U.S. T-BILL +0.06%	3.35	24,000,000	[b]	24,000,160
Total U.S. Treasury Floating Rate Notes (cost $60,990,960)				60,990,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

U.S. Treasury Notes - 1.8%	Annualized Yield (%)	Principal Amount ($)	Value ($)
10/15/2022 (cost $4,997,587)	1.38	5,000,000	4,997,587
Total Investments (cost $286,145,176)		101.6%	286,145,176
Liabilities, Less Cash and Receivables		(1.6%)	(4,390,038)
Net Assets		100.0%	281,755,138

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	101.6
101.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	286,145,176	286,145,176
Cash		1,115,414
Interest receivable		338,013
Receivable for shares of Beneficial Interest subscribed		127,180
		287,725,783
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		34,669
Payable for shares of Beneficial Interest redeemed		2,969,167
Payable for investment securities purchased		2,964,399
Trustees’ fees and expenses payable		2,410
		5,970,645
Net Assets ($)		281,755,138
Composition of Net Assets ($):
Paid-in capital		281,845,911
Total distributable earnings (loss)		(90,773)
Net Assets ($)		281,755,138

Net Asset Value Per Share	Institutional Shares	Hamilton Shares
Net Assets ($)	21,242,853	260,512,285
Shares Outstanding	21,249,815	260,598,856
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2022 (Unaudited)

Investment Income ($):
Interest Income	2,132,536
Expenses:
Management fee—Note 2(a)	168,101
Administrative service fees—Note 2(b)	75,167
Trustees’ fees—Note 2(a,c)	9,750
Total Expenses	253,018
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(9,750)
Net Expenses	243,268
Net Investment Income	1,889,268
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(12,858)
Net Increase in Net Assets Resulting from Operations	1,876,410

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Operations ($):
Net investment income	1,889,268	82,291
Net realized gain (loss) on investments	(12,858)	19,052
Net Increase (Decrease) in Net Assets Resulting from Operations	1,876,410	101,343
Distributions ($):
Distributions to shareholders:
Institutional Shares	(186,531)	(8,968)
Hamilton Shares	(1,702,774)	(77,141)
Total Distributions	(1,889,305)	(86,109)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	53,154,203	95,196,463
Hamilton Shares	266,622,284	2,868,780,344
Distributions reinvested:
Institutional Shares	181,533	8,961
Hamilton Shares	621,128	18,516
Cost of shares redeemed:
Institutional Shares	(69,178,447)	(150,924,500)
Hamilton Shares	(328,803,914)	(4,188,174,095)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(77,403,213)	(1,375,094,311)
Total Increase (Decrease) in Net Assets	(77,416,108)	(1,375,079,077)
Net Assets ($):
Beginning of Period	359,171,246	1,734,250,323
End of Period	281,755,138	359,171,246

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2022		Year Ended March 31,
Institutional Shares	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.006	.000[a]	.001	.018	.020	.010
Distributions:
Dividends from net investment income	(.006)	(.000)[a]	(.001)	(.018)	(.020)	(.010)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.62[b]	.02	.06	1.85	2.04	1.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.11[c]	.11	.11	.11	.11	.10
Ratio of net expenses to average net assets	.10[c]	.05	.08	.10	.10	.10
Ratio of net investment income to average net assets	1.05[c]	.02	.04	1.91	2.17	.97
Net Assets, end of period ($ x 1,000)	21,243	37,085	92,812	9,941	24,853	1,649

a Amount represents less than $.001 per share.

b  Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
September 30, 2022		Year Ended March 31,
Hamilton Shares	(Unaudited)	2022	2021[a]	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.006	.000[b]	.000[b]	.018	.020	.009
Distributions:
Dividends from net investment income	(.006)	(.000)[b]	(.000)[b]	(.018)	(.020)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.59[c]	.02	.03	1.80	1.98	.95
Ratio of total expenses to average net assets	.16[d]	.16	.19	.16	.16	.15
Ratio of net expenses to average net assets	.15[d]	.04	.08	.15	.15	.15
Ratio of net investment income to average net assets	1.13[d]	.01	.01	1.77	1.96	.88
Net Assets, end of period ($ x 1,000)	260,512	322,087	1,641,439	85,253	75,522	69,251

a Effective February 1, 2021, Premier shares of the fund were converted to Hamilton shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “fund”) is the sole series of CitizensSelect Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

Effective May 2, 2022, “Dreyfus Cash Investment Strategies” was renamed “Dreyfus”.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional and Hamilton. Institutional and Hamilton shares are sold at net asset value per share generally to institutional investors. Hamilton shares are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Short-Term Investments	-	286,145,176	-	286,145,176

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $77,693 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2022. The fund has $74,809 of short-term capital losses and $2,884 of long-term capital losses from the fund’s merger with Dreyfus Institutional Treasury Securities Cash Advantage Fund. These losses can be carried forward for an unlimited period but are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2022 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022 (“FASB Effective Date”). Management had evaluated the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management will be adopting ASU 2020-04 and ASU 2021-01 on FASB Effective Date or if amended ASU 2020-04 new extended FASB Effective Date, if any. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines. As of September 30, 2022, management believes these accounting standards have no impact on the fund and does not have any concerns of adopting the regulations by FASB Effective Date.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Administrative Services Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended September 30, 2022, fees reimbursed by the Adviser amounted to $9,750.

(b) Under the Administrative Services Plan with respect to Hamilton shares, pursuant to which the fund may pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor at an annual rate of .05% of the value of Hamilton shares average daily net assets for the provision of certain services. The services provided may include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended September 30, 2022, Hamilton shares were charged $75,167, pursuant to the Administrative Services Plan.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $24,795 and Administrative Services Plan fees of $11,374, which are offset against an expense reimbursement currently in effect in the amount of $1,500.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 11, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Hamilton shares with the performance of a group of institutional U.S. Treasury money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional U.S. Treasury money market funds (the “Performance Universe”), all for various periods ended March 31, 2022, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional U.S. Treasury money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was below the Performance Group and Performance Universe medians for all periods (although no more than four basis points below the Performance Group median in any period), except for the one-year period when it was above the Performance Universe median. The Board also considered that the fund’s net total return performance was at or within two basis points of the Performance Group median for all periods and at or above the Performance Universe median for all periods.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board noted that the Adviser pays all fund expenses, other than the actual management fee and certain other expenses. Because of the fund’s “unitary fee” structure, the Board recognized that the fund’s fees and expenses will vary within a much smaller range and the Adviser will bear the risk that fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Adviser could earn a profit on the fees charged under the Agreement and would benefit from any price decreases in third-party services covered by the Agreement. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser stated that, for the past fiscal year, the Adviser had agreed in its management agreement with the fund to: (1) pay all of the fund’s expenses, except management fees, fees pursuant to any administrative services plan adopted by the fund and certain other expenses, including the fees and expenses of the independent

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

board members and independent counsel to the fund and to the independent board members, and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund’s allocable portion of the fees and expenses of the independent board members and independent counsel to the fund and to the independent board members (in the amount of .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund’s shareholders.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

Dreyfus Institutional Preferred Treasury Securities Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Hamilton: CEAXX Institutional: CEIXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0466SA0922

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ David J. DiPetrillo

         David J. DiPetrillo

         President (Principal Executive Officer)

Date: November 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: November 21, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: November 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)